UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2009
                                                 --------------------

Check here if Amendment | |; Amendment Number:
   This Amendment (Check only one.):  | |  is a restatement.
                                      | |  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    DBD Investors V, L.L.C.
        ------------------------------
Address: c/o The Carlyle Group
        ------------------------------
         1001 Pennsylvania Avenue, NW
        ------------------------------
         Suite 220 S.
        ------------------------------
         Washington, DC  20004-2505
        ------------------------------

Form 13F File Number:  28- 12965
                           ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:  Daniel A. D'Aniello
       ---------------------
 Title: Managing Director
       ---------------------
 Phone: 202-729-5626
       ---------------------

Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello            Washington, DC          November 16, 2009
--------------------------  -------------------------  ------------------------
        Signature                   City, State                    Date

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F File Number    Name
 28-
     ----------------   -----------------------

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1
                                        -------------

Form 13F Information Table Entry Total: 5
                                        -------------

Form 13F Information Table Value Total: $9,320
                                        -------------
                                         (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 No.  Form 13F File Number      Name

 1    28-12429                  Carlyle Investment Management L.L.C.
----     ------------------     ---------------------------------------------

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
                          FORM 13-F INFORMATION TABLE

COLUMN 1                COLUMN 2    COLUMN 3     COLUMN 4          COLUMN 5            COLUMN 6    COLUMN 7          COLUMN 8


                        TITLE OF                  VALUE      SHRS OR    SH/  PUT/   INVESTMENT     OTHER          VOTING AUTHORITY
NAME OF ISSUER           CLASS       CUSIP      (x$1000)     PRN AMT    PRN  CALL   DISCRETION    MANAGERS     SOLE   SHARED    NONE
Authentec                Com        052660107    $7,301      2,607,335  SH    --     Shared-          1               2,607,335
                                                                                     Defined

ICO Global Comm Hldgs    CL A       44930K108    $223        259,437    SH    --     Shared-          1               259,437
Ltd De                                                                               Defined

Terrestar Corp           Com        881451108    $344        150,000    SH    --     Shared-          1               150,000
                                                                                     Defined

Time Warner Inc          Com        887317105    $1,055      36,666     SH    --     Shared-          1               36,666
                                                                                     Defined

Time Warner Cable Inc    Com        88732J207    $397        9,203      SH    --     Shared-          1               9,203
                                                                                     Defined




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